NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Summary of Business Acquisition Consideration Transferred and Equity Instruments Issued (Details) - Pherecydes
€ / shares in Units, € in Thousands
	Jun. 30, 2023 EUR (€) shares	Jun. 23, 2023 EUR (€) shares € / shares	May 15, 2023 EUR (€) shares € / shares
Disclosure of detailed information about business combination [line items]
Equity interests of acquirer	€ 24,642	€ 21,686	€ 2,956
Replacement Share-based Payment Awards	436
Consideration transferred (acquisition price)	€ 25,078	€ 25,078
Number of shares | shares	29,677,639	26,575,894	3,101,745
Share price (in euro per share) | € / shares		€ 0.82	€ 0.95